Cover	Apr. 01, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 01, 2020
Entity Registrant Name	ASPEN GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38175
Entity Tax Identification Number	27-1933597
Entity Address, Address Line One	276 Fifth Avenue
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	646
Local Phone Number	448-5144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ASPU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001487198
Amendment Flag	false